NATURE OF BUSINESS AND GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Feb. 23, 2012
Common shares par value	$ 0.0001	$ 0.0001
Common shares authorized	250,000,000	250,000,000
Accumulated deficit	$ (31,671,468)	$ (31,447,003)
Net loss	$ (224,465)	$ (306,340)	$ (147,686)
Dagola Inc [Member]
Common shares par value	$ 0.001
Common shares authorized	10,000
Date of incorporation	Jan. 28, 2022
State of Incorporation	U.S.
UMeLook Limited [Member]
Ownership percentage				100.00%
Date of incorporation	Feb. 23, 2012
State of Incorporation	Hong Kong